8. INVESTMENT IN VAPE HOLDINGS, INC.	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
INVESTMENT IN VAPE HOLDINGS, INC.

In May 2013, the Company made an investment in the amount of $1,160 in Vape Holdings, Inc., a Nevada corporation, and received 200,428 shares.

Sterling C. Scott, the Company’s then Chief Executive Officer, also owned 257,320 shares of Vape’s common stock. Furthermore, the former President of GrowLife, Inc., Kyle Tracey, was the Chief Executive Officer of Vape. As a result, the Company deemed Vape to be a related party and therefore has recorded the Company’s investment in Vape as an “Investment in a related party” on its balance sheet.

The value of the Company’s investment in Vape as of December 31, 2013 was $5.60 per share, or $1,122,397. The Company sold 200,428 shares of Vape’s common stock during the year ended December 31, 2014 for net proceeds of $186,791 which was recorded as “other income” in the statement of operations. As of December 31, 2014, the Company recorded a $1,122,397 loss in the value of its investment in Vape by decreasing its “Investment in a related party” balance sheet account while also recording a corresponding decrease to “Unrealized loss on investment in a related party” in the Stockholders’ deficit section of the Company’s balance sheet.

In May 2013, the Company made an investment in the amount of $1,160 in Vape Holdings, Inc., a Nevada corporation, and received 200,428 shares.

Sterling C. Scott, the Company’s then Chief Executive Officer, also owned 257,320 shares of Vape’s common stock. Furthermore, the former President of GrowLife, Inc., Kyle Tracey, was the Chief Executive Officer of Vape. As a result, the Company deemed Vape to be a related party and therefore has recorded the Company’s investment in Vape as an “Investment in a related party” on its balance sheet.

The value of the Company’s investment in Vape as of December 31, 2013 was $5.60 per share, or $1,122,397. The Company sold 200,428 shares of Vape’s common stock during the year ended December 31, 2014 for net proceeds of $186,791 which was recorded as “other income” in the statement of operations. As of December 31, 2014, the Company recorded a $1,122,397 loss in the value of its investment in Vape by decreasing its “Investment in a related party” balance sheet account while also recording a corresponding decrease to “Unrealized loss on investment in a related party” in the Stockholders’ deficit section of the Company’s balance sheet.